Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of weighted average assumptions used in the Black-Scholes-Merton option-pricing model
The weighted average assumptions used in the Black-Scholes-Merton option-pricing model for the units granted during the six months ended June 30, 2022 and 2021 Stock Options are provided in the following table:

	2022	2021
Valuation assumptions:
Expected dividend yield	—%	—%
Expected volatility	35.0% to 45.0%	38.60% to 40.20%
Risk-free interest rate	2.33% to 2.84%	0.76% to 1.12%
Expected term (years)	6.07 to 6.65	7.00

The weighted average assumptions used in the Black-Scholes-Merton option-pricing model for the 2021 and 2020 Stock Options are provided in the following table:

	2021	2020
Valuation assumptions:
Expected dividend yield	—%	—%
Expected volatility	35.00% to 40.20%	35.00% to 40.20%
Risk-free interest rate	0.76% to 1.30%	0.51% to 2.62%
Expected term (years)	7	7

Summary of stock option activity
Stock option activity during the six months ended June 30, 2022 and 2021 is as follows:

Stock options	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)
Balance at January 1, 2022	6,921,180	$0.89
Granted	1,550,485	7.14
Exercised	(366,684)	0.92
Forfeited	(833,687)	2.17
Expired	(936)	1.02
Balance at June 30, 2022	7,270,358	$2.07	7.75	$24,632
Vested Options Exercisable at June 30, 2022	2,424,960	$0.87	6.92	$10,168

Stock options	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)
Balance at January 1, 2021	8,683,952	$0.85
Granted	1,182,218	1.08
Exercised	—	—
Forfeited	(665,034)	0.86
Expired	—	—
Balance at June 30, 2021	9,201,136	$0.88	8.57	$—
Vested Options Exercisable at June 30, 2021	1,182,353	$0.85	7.94	$—

Stock option activity during the periods indicated is as follows:

Stock options	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)
Balance at January 1, 2021	8,683,952	$0.85
Granted	1,182,218	1.08
Exercised/Cashed-Out	(2,175,986)	0.87
Forfeited	(769,004)	0.87
Expired	—	—
Balance at December 31, 2021	6,921,180	$0.88	8.92	$61,379
Vested Options Exercisable at December 31, 2021	1,821,909	$0.87	7.78	$16,185

Stock options	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)
Balance at January 1, 2020	5,823,369	$0.85
Granted	4,190,067	0.86
Exercised	(58,439)	0.85
Forfeited	(1,271,045)	0.85
Expired	—	—
Balance at December 31, 2020	8,683,952	$0.85	8.94	$—
Vested Options Exercisable at December 31, 2020	742,174	$0.85	8.25	$—

Summary of the activity for the RSAs
A summary of the activity for the RSUs and RSAs for the six months ended June 30, 2022 and 2021, respectively, are shown in the following tables:

Number of Shares
Balance at January 1, 2022	1,291,492
Granted	1,413,159
Vested	(242,429)
Forfeited	(279,686)
Balance at June 30, 2022	2,182,536

Number of Shares
Balance at January 1, 2021	1,390,839
Granted	—
Vested	—
Forfeited	(23,376)
Balance at June 30, 2021	1,367,463

A summary of the activity for the RSUs and RSAs for the years ended December 31, 2021 and 2020, respectively, are shown in the following table:

Number of shares
Balance at January 1, 2021	1,390,839
Granted	—
Forfeited	(99,347)
Balance at December 31, 2021	1,291,492

Number of shares
Balance at January 1, 2020	543,475
Granted	1,098,651
Forfeited	(251,287)
Balance at December 31, 2020	1,390,839

Schedule of share-based payment award, earnout shares, valuation assumptions	The assumptions used in the Monte-Carlo Simulation model for the Earnout Shares granted on the Closing Date are provided in the following table:

November 12, 2021
Valuation assumptions
Expected dividend yield	—%
Expected volatility	35.00%
Risk-free interest rate	0.85%
The assumptions used in the Monte-Carlo Simulation model for the Earnout Shares granted on the Closing Date are provided in the following table:

November 12, 2021
Valuation assumptions
Expected dividend yield	—%
Expected volatility	35.00%
Risk-free interest rate	0.85%

Share-based payment arrangement, outstanding award, activity, excluding option
A summary of the activity for the Employees Earnout Shares for the six months ended June 30, 2022 is shown in the following table:

Number of Shares
Balance at January 1, 2022	$1,602,435
Granted	—
Forfeited	(165,297)
Balance at June 30, 2022	$1,437,138

A summary of the activity for the Employees Earnout Shares for the years ended December 31, 2021 is shown in the following table:

Number of shares
Balance at January 1, 2021	$—
Granted	1,603,322
Forfeited	(887)
Balance at December 31, 2021	$1,602,435